Schedule of Outstanding Potentially Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	38,909,936	12,544,774	38,909,936	171,703
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	5,399,441	171,703	5,399,441	171,703
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	17,355,700		17,355,700
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	16,154,795	12,373,071	16,154,795